Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of estimated useful lives of property plant and equipment
Property and equipment are recorded at cost less accumulated depreciation. Depreciation expense is recognized using the straight-line method over the estimated useful lives of the related assets as follows:

Estimated Useful Life (Years)
Laboratory equipment	5
Furniture and fixtures and office equipment	5
Computer equipment and software	3

Chardan Healthcare Acquisition 2 Corp. [Member]
Schedule of basic and diluted net loss per common share

	Three Months Ended June 30, 2021	Three Months Ended June 30, 2020	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020
Class A Common Stock subject to possible redemption
Numerator: Earnings attributable to Class A Common Stock subject to possible redemption
Franchise tax expense	$(25,000)	$—	$(39,243)	$—

Net earnings attributable to Class A Common Stock subject to possible redemption	$(25,000)	$—	$(39,243)	$—

Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	8,622,644	3,913,315	8,167,884	3,913,315

Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$0.00	$0.00	$0.00	$0.00

Non-Redeemable Class A and Class B Common Stock
Numerator: Non-redeemable net loss - Basic and Diluted
Net loss	$(488,005)	$(1,795,149)	$(1,684,261)	$(1,812,072)
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	25,000	—	39,243	—

Non-redeemable net loss—Basic and Diluted	$(463,005)	$(1,795,149)	$(1,645,018)	$(1,812,072)

Denominator: Weighted average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock	2,155,661	3,913,315	2,610,421	3,913,315

Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	$0.00	$(0.46)	$0.00	$(0.46)